SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
Schedule of selling, general and administrative expenses

	2020	2019	2018
Salaries and social contributions	48,865	50,451	44,312
Advertising and marketing expenses	10,652	10,930	9,286
General and administrative expenses	7,526	7,653	7,670
Universal service fund	3,670	3,587	3,535
Cash collection commission	3,645	3,504	3,660
Consulting expenses	3,418	2,626	1,961
Dealers commission	3,385	3,081	2,760
Utilities and maintenance	2,255	2,809	2,821
Taxes other than income tax	1,845	2,486	3,606
Other personnel expenses	1,546	1,664	1,613
Other	1,176	1,142	1,258
Total	87,983	89,933	82,482